Financial instruments disclosures - Additional information (Detail) - Level 3 [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Percentage of change in London metal exchange	10.00%
Period of London metal exchange curve	10 year
Decrease in carrying value of forward contract due to long-term metal pricing assumptions	$ 16	$ 41
Increase in carrying value of forward contract due to long-term metal pricing assumptions	$ 38	$ 22